SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Summary of compensation expense recognized for share-based awards

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	19,560	106	16,450

Summary of assumptions used to determine the fair value of share options granted

	As of December 31,
	2023	2024
Risk-free interest rate	NA	3.90%-4.38%
Expected volatility	NA	59.20%-59.21%
Expected life of option (years)	NA	20
Expected dividend yield	NA	—
Fair value per ordinary share	NA	0.13-0.53

Summary of stock option activity

			Weighted
			average
			remaining	Aggregate
	Number of	Weighted average	contractual	intrinsic
	options	exercise price (US$)	life (years)	value (US$)
Outstanding at January 1, 2022	22,226,338	0.80	7.41	26,813
Granted	1,010,000	1.10	—	—
Forfeited	(2,537,466)	0.98	—	—
Exercised	(956,256)	0.44	—	—
Outstanding at December 31, 2022	19,742,616	0.81	6.49	22,974
Granted	—	—	—	—
Forfeited	(5,047,307)	0.78	—	—
Exercised	(176,883)	0.03	—	—
Outstanding at December 31, 2023	14,518,426	0.83	5.58	15,553
Granted	11,920,000	0.11	—	—
Forfeited	(1,642,047)	0.54	—	—
Exercised	(355,543)	0.04	—	—
Outstanding at December 31, 2024	24,440,836	0.51	11.43	19,794
Exercisable as of December 31, 2024	11,504,836	0.79	4.31	13,460
Expected to vest as of December 31, 2024	11,642,400	0.26	17.77	5,700